Earnings (Loss) per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 300,182	$ 204,234	$ (151,401)
Preferred share dividends, Series D	(3,184)	(7,694)	(7,596)
Preferred share dividends, Series E	(10,976)	(10,975)	(10,822)
Preferred share dividends, Series F	(16,024)	(16,024)	(15,131)
Preferred share dividends, Series G	0	(31)	(54)
Undistributed income to Series G participants	0	(1,250)	0
Deemed dividend on partially Series G preferred shares	0	0	(2,171)
Deemed dividend on Series D preferred shares	(3,256)	0	0
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	266,742	168,260	(187,175)
Preferred share dividends, Series G	0	31	0
Undistributed income to Series G participants	0	1,250	0
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	$ 266,742	$ 169,541	$ (187,175)
Denominator
Weighted average number of shares, basic	29,505,603	27,970,799	19,650,307
Effect of dilutive shares	0	217,265	0
Weighted average number of shares, diluted	29,505,603	28,188,064	19,650,307
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$ 9.04	$ 6.02	$ (9.53)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$ 9.04	$ 6.01	$ (9.53)